Offerings - Offering: 1	Jun. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	6,500,000
Proposed Maximum Offering Price per Unit	4.115
Maximum Aggregate Offering Price	$ 26,747,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,095.04
Offering Note	Note 1 a - Fee Calculation Rule: 457(c) and 457(h) Note 1 b - Amount Registered: Represents shares of common stock, par value $0.01 per share ("Common Stock") that may be issued under the Myriad Genetics, Inc. 2017 Employee, Director and Consultant Equity Incentive Plan, as amended (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of Common Stock that become issuable under the Plan as a result of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding Common Stock. Note 1 c - Amount Registered: Represents the number of additional shares of Common Stock reserved for issuance under the Plan as approved by the Company's stockholders on June 5, 2025. Note 1 d - Proposed Maximum Offering Price Per Unit: Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act on the basis of the average of the high and the low price of Registrant's Common Stock as reported on the Nasdaq Global Select Market on May 30, 2025.